Risk Management - Summary of Effect of Conditional Master Netting and Similar Arrangements (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	$ 15,901	$ 17,997
Amounts subject to an enforceable master netting arrangement or similar agreements	(6,707)	(6,760)
Financial and cash collateral pledged (received)	(8,949)	(11,142)
Net amount including financing trusts	245	95
Net amounts excluding financing trusts	245	95
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	(8,780)	(8,877)
Amounts subject to an enforceable master netting arrangement or similar agreements	6,707	6,760
Financial and cash collateral pledged (received)	1,869	1,900
Net amount including financing trusts	(204)	(217)
Net amounts excluding financing trusts	(33)	(30)
Derivative Assets [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	14,320	16,204
Amounts subject to an enforceable master netting arrangement or similar agreements	(6,644)	(6,714)
Financial and cash collateral pledged (received)	(7,431)	(9,395)
Net amount including financing trusts	245	95
Net amounts excluding financing trusts	245	95
Securities lending [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	1,518	1,563
Financial and cash collateral pledged (received)	(1,518)	(1,563)
Reverse repurchase agreements [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	63	230
Amounts subject to an enforceable master netting arrangement or similar agreements	(63)	(46)
Financial and cash collateral pledged (received)		(184)
Derivative Liabilities [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	(8,716)	(8,649)
Amounts subject to an enforceable master netting arrangement or similar agreements	6,644	6,714
Financial and cash collateral pledged (received)	1,868	1,718
Net amount including financing trusts	(204)	(217)
Net amounts excluding financing trusts	(33)	(30)
Repurchase agreements [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	(64)	(228)
Amounts subject to an enforceable master netting arrangement or similar agreements	63	46
Financial and cash collateral pledged (received)	$ 1	$ 182